RELATED PARTY TRANSACTIONS (Narrative) (Details)	6 Months Ended		12 Months Ended
	Jan. 31, 2018 USD ($)	Jan. 31, 2017 USD ($)	Jul. 31, 2017 USD ($)	Jul. 31, 2017 CNY (¥)	Jul. 31, 2016 USD ($)	Jul. 31, 2015 USD ($)
Costs in Excess of Billings	$ 3,000,336		$ 2,916,902		$ 710,652
Due to director	$ 511,272		500,247		414,876
Sanhe Dong Yi Glass Machine Company Limited [Member]
Accrued Rent, Current			0		246,060
Rent Expense					211,701	$ 51,307
Directors [Member]
Due to Related Parties, Noncurrent			$ 500,247		414,876
Zhou Deng Rong [Member]
Business Combination, Step Acquisition, Equity Interest in Acquiree, Percentage	95.00%		95.00%
LuckSky Group [Member]
Accrued Rent, Current	$ 493,417		$ 399,652		280,304
Rent Expense	62,791	$ 60,986	125,930		$ 127,835	$ 33,253
Sanhe Keilitai [Member]
Construction Revenue	54,798		170,588
Contract Revenue Cost	47,434		147,466
Costs in Excess of Billings	3,000,336		46,510
Construction and Development Costs	661,217
Gross Billings	$ 2,329,572
Office And Factory [Member]
Payments for Rent			105,053	¥ 697,248
Dormitory [Member]
Payments for Rent			19,527	129,600
Agricultural Land [Member]
Payments for Rent			$ 5,200	¥ 34,510